UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02932

Morgan Stanley High Yield Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Randy Takian 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	August 31, 2010

Date of reporting period:	November 30, 2009

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley High Yield Securities Inc.*

Portfolio of Investments • November 30, 2009 (unaudited)

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Corporate Bonds (92.1%)
	Advanced Materials/Products (0.4%)
$605	Hexcel Corp. (a)	6.75%	02/01/15	$579,288

	Aerospace/Defense (0.5%)
600	Transdigm, Inc. (144A) (b)	7.75	07/15/14	612,000

	Agricultural Chemicals (0.8%)
1,045	Terra Capital, Inc. (144A) (b)	7.75	11/01/19	1,112,925

	Auto-Medium&Heavy Duty Trucks (0.3%)
380	Navistar International Corp. (a)	8.25	11/01/21	375,250

	Beverages-Wine/Spirits (0.5%)
715	Constellation Brands, Inc. (a)	7.25	05/15/17	725,725

	Broadcast Service/Program (0.4%)
550	XM Satellite Radio, Inc. (144A) (b)	13.00	08/01/13	573,375

	Building Product-Cement/Aggregation (0.3%)
345	Hanson Ltd. (United Kingdom)	7.875	09/27/10	354,517

	Building-Residential/Commercial (0.9%)
1,160	K Hovnanian Enterprises, Inc. (144A) (b)	10.625	10/15/16	1,189,000

	Cable/Satellite TV (4.2%)
1,170	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (b)(c)	12.875	09/15/14	1,308,938
745	CSC Holdings, Inc. (144A) (b)	8.50	06/15/15	786,906
1,565	CSC Holdings, Inc. (144A) (b)	8.625	02/15/19	1,666,725
1,830	DISH DBS Corp.	7.00	10/01/13	1,839,150
				5,601,719
	Casino Hotels (4.4%)
27,175	Aladdin Gaming Holdings LLC (Series B) (c)(d)(e)	13.50	03/01/10	0
675	Ameristar Casinos, Inc. (144A) (b)	9.25	06/01/14	691,875
1,020	Harrahs Operating Escrow LLC/Harrahs Escrow Corp. (144A) (a)(b)	11.25	06/01/17	1,045,500
410	Las Vegas Sands Corp. (a)	6.375	02/15/15	364,900
2,500	MGM Mirage	13.00	11/15/13	2,846,875
895	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. (a)	6.625	12/01/14	861,437
				5,810,587
	Cellular Telephone (1.7%)
675	MetroPCS Wireless, Inc. (a)	9.25	11/01/14	680,062
1,635	Nextel Communications, Inc. (Series E)	6.875	10/31/13	1,561,425
				2,241,487
	Chemicals-Other (0.5%)
725	Innophos, Inc.	8.875	08/15/14	743,125

	Chemicals: Major Diversified (0.9%)
715	Innophos Holdings, Inc. (144A) (b)	9.50	04/15/12	718,575
545	Westlake Chemical Corp. (a)	6.625	01/15/16	519,113
				1,237,688
	Chemicals: Specialty (0.6%)
715	Ashland, Inc. (144A) (b)	9.125	06/01/17	770,413

	Coal (1.4%)
860	Foundation PA Coal Co. LLC	7.25	08/01/14	866,450
1,055	Massey Energy Co.	6.875	12/15/13	1,044,450
				1,910,900
	Commercial Services (0.6%)
815	Ticketmaster Entertainment, Inc.	10.75	08/01/16	847,600

	Computer Services (1.3%)
1,315	Sungard Data Systems, Inc.	9.125	08/15/13	1,341,300
255	SunGard Data Systems, Inc.	10.25	08/15/15	262,650
90	SunGard Data Systems, Inc.	10.625	05/15/15	95,850
				1,699,800

	Containers-Metal & Glass (1.0%)
$460	Crown Americas LLC / Crown Americas Capital Corp.	7.625%	11/15/13	$473,225
250	Owens-Brockway Glass Container, Inc. (a)	7.375	05/15/16	254,375
615	Owens-Brockway Glass Container, Inc.	8.25	05/15/13	630,375
				1,357,975
	Containers-Paper/Plastic (3.7%)
1,465	Berry Plastics Corp.	8.875	09/15/14	1,344,137
445	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. (144A) (a)(b)	8.25	11/15/15	439,438
560	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp. (144A) (b)	8.875	09/15/14	513,800
910	Graham Packaging Co. LP/GPC Capital Corp. I (a)	9.875	10/15/14	928,200
900	Graphic Packaging International, Inc. (a)	9.50	08/15/13	927,000
850	Solo Cup Co. (a)	8.50	02/15/14	822,375
				4,974,950
	Cruise Lines (0.4%)
485	NCL Corp. Ltd. (144A) (a)(b)	11.75	11/15/16	480,756

	Data Processing Services (0.5%)
285	First Data Corp.	9.875	09/24/15	255,075
430	First Data Corp.	11.25	03/31/16	356,900
				611,975
	Decision Support Software (1.3%)
1,885	Vangent, Inc.	9.625	02/15/15	1,776,612

	Diversified Banking Institution (1.3%)
765	Bank of America Corp.	8.00(f)	01/30/18(g)	667,255
453	GMAC, Inc. (144A) (b)	6.75	12/01/14	409,965
694	GMAC, Inc. (144A) (b)	6.875	09/15/11	674,915
				1,752,135
	Diversified Manufactured Operation (2.1%)
1,805	Bombardier, Inc. (144A) (Canada)(b)	6.30	05/01/14	1,750,850
1,000	RBS Global, Inc. / Rexnord LLC	9.50	08/01/14	1,000,000
				2,750,850
	Diversified Minerals (1.1%)
1,250	Teck Resources Ltd.	9.75	05/15/14	1,410,938

	E-Commerce/Services (0.9%)
1,120	Expedia, Inc.	8.50	07/01/16	1,204,000

	Electric-Generation (2.9%)
980	AES Corp. (The) (144A) (b)	8.75	05/15/13	1,002,050
675	Edison Mission Energy (a)	7.00	05/15/17	496,125
765	Edison Mission Energy	7.75	06/15/16	627,300
1,355	Intergen (144A) (Netherlands)(b)	9.00	06/30/17	1,412,588
334	Midwest Generation LLC (Series B)	8.56	01/02/16	337,259
				3,875,322
	Electric-Integrated (2.6%)
965	Ipalco Enterprises, Inc.	8.625	11/14/11	1,003,600
1,870	Mirant Americas Generation LLC (a)	8.50	10/01/21	1,701,700
275	Mirant Americas Generation LLC	9.125	05/01/31	235,125
715	Texas Competitive Electric Holdings Co. LLC (Series A) (a)	10.25	11/01/15	511,225
				3,451,650
	Electronic Component (0.3%)
407	Flextronics International Ltd. (Singapore)(a)	6.50	05/15/13	402,930

	Electronics-Military (0.6%)
810	L-3 Communications Corp.	5.875	01/15/15	797,850

	Finance-Auto Loans (1.4%)
1,835	Ford Motor Credit Co. LLC	7.25	10/25/11	1,832,534

	Food-Meat Products (1.3%)
580	JBS USA LLC/JBS USA Finance, Inc. (144A) (b)	11.625	05/01/14	647,425

$1,060	Smithfield Foods, Inc. (a)	7.00%	08/01/11	$1,046,750
				1,694,175
	Food-Miscellaneous/Diversified (0.3%)
435	M-Foods Holdings, Inc. (144A) (b)	9.75	10/01/13	454,575

	Food-Retail (1.2%)
525	SUPERVALU, Inc. (a)	7.50	05/15/12	544,687
505	SUPERVALU, Inc.	7.50	11/15/14	513,838
495	SUPERVALU, Inc.	8.00	05/01/16	507,375
				1,565,900
	Funeral Service & Related Items (0.5%)
690	Service Corp. International/US	6.75	04/01/16	665,850

	Independent Power Producer (1.8%)
1,260	NRG Energy, Inc.	8.50	06/15/19	1,278,900
1,160	RRI Energy, Inc. (a)	7.875	06/15/17	1,110,700
				2,389,600
	Industrial Gases (0.2%)
205	Airgas, Inc. (144A) (b)	7.125	10/01/18	213,200

	Machinery-Electric Utility (0.7%)
988	Ormat Funding Corp.	8.25	12/30/20	898,646

	Machinery-Electrical (0.4%)
510	Baldor Electric Co. (a)	8.625	02/15/17	522,750

	Machinery-Farm (0.4%)
540	Case New Holland, Inc. (144A) (b)	7.75	09/01/13	541,350

	Media (0.6%)
750	Nielsen Finance LLC / Nielsen Finance Co.	10.00	08/01/14	778,125

	Medical Products (1.8%)
1,005	Biomet, Inc.	11.625	10/15/17	1,097,962
980	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	1,009,400
290	Invacare Corp.	9.75	02/15/15	305,225
				2,412,587
	Medical-Drugs (1.2%)
465	Axcan Intermediate Holdings, Inc.	12.75	03/01/16	510,338
1,050	Warner Chilcott Corp.	8.75	02/01/15	1,089,375
				1,599,713
	Medical-Hospitals (2.8%)
1,200	HCA, Inc.	5.75	03/15/14	1,116,000
847	HCA, Inc.	6.25	02/15/13	819,472
475	HCA, Inc. (144A) (b)	9.875	02/15/17	515,375
700	Tenet Healthcare Corp.	7.375	02/01/13	693,000
535	Tenet Healthcare Corp. (144A) (b)	10.00	05/01/18	597,863
				3,741,710
	Medical-Nursing Homes (0.7%)
930	Sun Healthcare Group, Inc.	9.125	04/15/15	939,300

	Medical-Outpatient/Home Medical (2.3%)
850	Apria Healthcare Group, Inc. (144A) (b)	11.25	11/01/14	935,000
375	Apria Healthcare Group, Inc. (144A) (a)(b)	12.375	11/01/14	411,563
1,265	Select Medical Corp. (a)	6.428(f)	09/15/15	1,154,312
590	Select Medical Corp. (a)	7.625	02/01/15	567,875
				3,068,750
	Metal-Aluminum (1.1%)
1,645	Novelis, Inc. (Canada)	7.25	02/15/15	1,492,838

	Office Furnishings-Original (0.8%)
1,105	Interface, Inc.	9.50	02/01/14	1,100,856

	Oil Company-Exploration & Production (10.7%)
965	Atlas Energy Operating Co. LLC / Atlas Energy Finance Corp. (144A) (b)	10.75	02/01/18	1,054,262
1,165	Chaparral Energy, Inc. (a)	8.50	12/01/15	1,042,675
200	Chesapeake Energy Corp.	6.375	06/15/15	187,000

$555	Chesapeake Energy Corp.	6.50%	08/15/17	$517,537
600	Chesapeake Energy Corp.	7.50	09/15/13	609,000
250	Chesapeake Energy Corp. (a)	9.50	02/15/15	263,125
390	Cimarex Energy Co.	7.125	05/01/17	390,488
435	Forest Oil Corp. (a)	7.25	06/15/19	414,338
760	Forest Oil Corp. (a)	7.75	05/01/14	758,100
1,290	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (b)	7.75	11/01/15	1,248,075
1,080	Newfield Exploration Co.	6.625	09/01/14	1,077,300
255	Newfield Exploration Co.	7.125	05/15/18	256,913
1,495	OPTI Canada, Inc. (Canada)	8.25	12/15/14	1,203,475
905	Petrohawk Energy Corp.	10.50	08/01/14	984,187
720	Pioneer Natural Resources Co.	6.65	03/15/17	701,313
1,230	Plains Exploration & Production Co.	7.625	06/01/18	1,205,400
445	Plains Exploration & Production Co.	7.75	06/15/15	442,775
500	Plains Exploration & Production Co.	10.00	03/01/16	538,750
230	SandRidge Energy, Inc. (144A) (b)	8.00	06/01/18	217,925
1,175	SandRidge Energy, Inc. (h)	8.625	04/01/15	1,132,406
				14,245,044
	Oil Refining & Marketing (0.3%)
510	Western Refining, Inc. (144A) (b)	11.25	06/15/17	441,150

	Oil-Field Services (0.5%)
635	Key Energy Services, Inc. (a)	8.375	12/01/14	623,094

	Paper & Related Products (2.6%)
970	Georgia-Pacific LLC (144A) (b)	7.125	01/15/17	986,975
380	Georgia-Pacific LLC (144A) (b)	8.25	05/01/16	404,700
525	Glatfelter	7.125	05/01/16	523,031
905	NewPage Corp. (144A) (b)	11.375	12/31/14	895,950
650	Verso Paper Holdings LLC / Verso Paper, Inc. (144A) (b)	11.50	07/01/14	711,750
				3,522,406
	Pharmacy Services (1.2%)
1,720	Omnicare, Inc.	6.75	12/15/13	1,672,700

	Physical Therapy/Rehabilitation Centers (0.6%)
700	Healthsouth Corp.	10.75	06/15/16	766,500

	Pipelines (1.0%)
430	El Paso Corp.	6.875	06/15/14	425,700
145	El Paso Corp.	12.00	12/12/13	166,387
710	Sonat, Inc.	7.625	07/15/11	724,818
				1,316,905
	Poultry (0.8%)
946	Pilgrim’s Pride Corp. (c)(e)	7.625	05/01/15	1,054,790

	Radio (0.6%)
825	Sirius XM Radio, Inc. (a)	9.625	08/01/13	800,250

	Rental Auto/Equipment (0.6%)
775	United Rentals North America, Inc.	6.50	02/15/12	770,156

	Resorts/Theme Parks (0.0%)
27,634	Resort at Summerlin LP (Series B) (c)(d)(e)	13.00	12/15/07	0

	Retail-Apparel/Shoe (1.2%)
1,620	Brown Shoe Co., Inc.	8.75	05/01/12	1,636,200

	Retail-Drug Store (0.9%)
1,375	RITE AID Corp. (a)	8.625	03/01/15	1,144,688

	Retail-Regional Department Store (0.6%)
825	Macy’s Retail Holdings, Inc.	5.90	12/01/16	783,750

	Retail-Sporting Goods (0.3%)
435	Freedom Group, Inc. (144A) (b)	10.25	08/01/15	467,081

	Satellite Telecommunication (2.4%)
510	Hughes Network Systems LLC/HNS Finance Corp.	9.50	04/15/14	517,650
2,105	Intelsat Bermuda Ltd. (144A) (Bermuda)(b)	11.50	02/04/17	2,036,587

$630	Intelsat Corp.	9.25%	06/15/16	$639,450
				3,193,687
	Seismic Data Collection (0.7%)
965	Cie Generale de Geophysique-Veritas (France)	7.50	05/15/15	960,175

	Special Purpose Entity (1.9%)
325	FireKeepers Development Authority (144A) (b)	13.875	05/01/15	365,625
330	Fresenius US Finance II, Inc. (144A) (b)	9.00	07/15/15	363,000
660	LPL Holdings, Inc. (144A) (b)	10.75	12/15/15	676,500
1,300	NSG Holdings LLC / NSG Holdings, Inc. (144A) (b)	7.75	12/15/25	1,170,000
				2,575,125
	Steel-Producers (0.6%)
650	ArcelorMittal (Luxembourg)(a)	9.85	06/01/19	802,171

	Telecommunication Services (2.0%)
650	PAETEC Holding Corp. (a)	8.875	06/30/17	648,375
750	Wind Acquisition Finance SA (144A) (Luxembourg)(b)	11.75	07/15/17	836,250
1,110	Wind Acquisition Finance SA (144A) (Luxembourg)(b)	12.00	12/01/15	1,193,250
				2,677,875
	Telephone-Integrated (4.4%)
1,620	Citizens Communications Co. (a)	9.00	08/15/31	1,591,650
1,440	Qwest Capital Funding, Inc. (a)	7.25	02/15/11	1,454,400
1,215	Sprint Capital Corp.	6.90	05/01/19	1,066,162
315	Virgin Media Finance PLC (United Kingdom)	8.75	04/15/14	327,600
805	Virgin Media Finance PLC (United Kingdom)	9.125	08/15/16	831,162
525	Windstream Corp. (a)	8.125	08/01/13	539,438
				5,810,412
	Theaters (0.3%)
380	AMC Entertainment, Inc. (a)	8.75	06/01/19	388,550

	Total Corporate Bonds (Cost $166,816,600)			122,798,510

	Senior Loan Notes (1.9%)
	Casino Services (1.1%)
1,465	CCM Merger Corp.	8.50(f)	07/13/12	1,399,169

	Utilities (0.8%)
1,171	Calpine Corp.	3.165(f)	03/29/14	1,071,873

	Total Senior Loan Notes (Cost $2,203,500)			2,471,042

NUMBER OF SHARES
	Preferred Stock (0.3%)
	Finance-Commercial (0.3%)
697	GMAC, Inc. (144A) (Cost $292,304) (b)	421,750

	Common Stocks (0.2%)
	Casino Services (0.0%)
212,312	Fitzgeralds Gaming Corp. (d)(h)(i)	0

	Communications Equipment (0.1%)
37,829	Orbcomm, Inc. (h)	89,277

	Food Products (0.0%)
13,317	SFAC New Holdings, Inc. (d)(h)(j)(k)	0
2,447	SSFB Holdings, Inc. (d)(h)(j)	0
		0
	Restaurants (0.1%)
10,126	American Restaurant Group, Inc. (Class A) (d)(h)(j)	81,008

	Telecommunication Services (0.0%)
34,159	Birch Telecom, Inc. (d)(h)(j)(l)	341

	Textile-Products (0.0%)
2,389,334	U.S. Leather, Inc. (d)(h)(j)	0

	Wireless Telecommunication Services (0.0%)
5,199	USA Mobility, Inc. (a)(j)(m)		$51,886

	Total Common Stocks (Cost $217,151,162)		222,512

NUMBER OF WARRANTS		EXPIRATION DATE
	Warrants (0.0%)
	Gaming & Entertainment (0.0%)
319,500	Aladdin Gaming Enterprises, Inc. (144A) (b)(d)(h) (Cost $3,195)	03/10/10	0

PRINCIPAL AMOUNT IN THOUSANDS
	Short-Term Investments (19.1%)
	Securities Held as Collateral on Loaned Securities (14.3%)
	Repurchase Agreements (1.3%)
$192	Bank of America Securities LLC (0.17% dated 11/30/09, due 12/01/09; proceeds $192,087) fully collateralized by U.S. Government Agency Security at the date of this Portfolio of Investments as follows: Federal Home Loan Mortgage Corp. 4.50% due 11/15/27; valued at $195,972		192,086
1,538	Deutsche Bank (0.17% dated 11/30/09, due 12/01/09; proceeds $1,537,923) fully collateralized by U.S. Government Agency Securities at the date of this Portfolio of Investments as follows: Federal National Mortgage Assoc. 5.00% - 7.00% due 08/01/18 - 12/01/38; Federal Home Loan Corp. 4.50% - 7.00% due 09/01/27 - 10/01/39; Government National Mortgage Assoc. 7.00% due 03/15/36 - 11/15/38; valued at $1,568,674		1,537,915

	Total Repurchase Agreements (Cost $1,730,001)		1,730,001

NUMBER OF SHARES (000)
	Investment Company (n) (13.0%)
17,303	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $17,302,778)		17,302,778

	Total Securities Held as Collateral on Loaned Securities (Cost $19,032,779)		19,032,779

	Investment Company (n) (4.8%)
6,462	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (Cost $6,461,857)		6,461,857

	Total Short-Term Investments (Cost $25,494,636)		25,494,636

	Total Investments (Cost $411,961,397) (o)	113.6%	151,408,450
	Liabilities in Excess of Other Assets	(13.6)	(18,098,424)
	Net Assets	100.0%	$133,310,026

(a)

The value of loaned securities and related collateral outstanding at November 30, 2009 were $17,914,667 and $19,034,710, respectively. The Fund received cash collateral of $19,032,779 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. As of November 30, 2009 there was uninvested cash of $1,931 which is not reflected in the Portfolio of Investments.

(b)	Resale is restricted to qualified institutional investors.
(c)	Non-income producing security; bond in default.
(d)

Securities with a total market value equal to $81,349 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Such fair value measurements may be level 2 measurements if observable inputs are available.

(e)	Issuer in bankruptcy.
(f)	Floating rate security. Rate shown is the rate in effect at November 30, 2009.
(g)	Security issued with perpetual maturity.
(h)	Non-income producing security.
(i)	Resale is restricted, acquired (12/22/98) at a cost basis of $957,527.
(j)	Acquired through exchange offer.
(k)	Resale is restricted, acquired (06/10/99) at a cost basis of $133.
(l)	Resale is restricted, acquired (06/18/98 and 05/11/99) at a cost basis of $17,257,340.
(m)	Illiquid security.

(n)

The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(o)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley High Yield Securities Inc.*

Notes to the Portfolio of Investments

11/30/2009

Fair Valuation Measurements

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  Generally accepted accounting principles utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                                         Level 1 – unadjusted quoted prices in active markets for identical investments

•                                         Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                                         Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of November 30, 2009 in valuing the Fund’s investments carried at fair value:

	Fair Value Measurements at November 30, 2009 Using
		Unadjusted
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Investments	Inputs	Inputs
Investment Type	Total	(Level 1)	(Level 2)	(Level 3)
Common Stocks
Casino Services	$0	—	—	$0
Communications Equipment	89,277	$89,277	—	—
Food Products	0	—	—	0
Restaurants	81,008	—	—	81,008
Telecommunication Services	341	—	—	341
Textile - Products	0	—	—	0
Wireless Telecommunication Services	51,886	51,886	—	—
Total Common Stocks	222,512	141,163	—	81,349
Preferred Stock	421,750	—	$421,750	—
Corporate Bonds	122,798,510	—	122,798,510	0
Warrants	0	—	—	0
Senior Loan Notes	2,471,042	—	2,471,042	—
Short-Term Investments
Investment Company	23,764,635	23,764,635	—	—
Repurchase Agreements	1,730,001	—	1,730,001	—
Total Short-Term Investments	25,494,636	23,764,635	1,730,001	—
Total	$151,408,450	$23,905,798	$127,421,303	$81,349

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Securities

Beginning Balance	$81,349
Net purchases (sales)	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$81,349

Net change in unrealized appreciation/ depreciation from investments still held as of November 30, 2009	$0

Valuation of Investments - (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) credit default/interest rate swaps are marked-to-market daily based upon quotations from market makers; (6) futures are valued at the latest price published by the commodities exchange on which they trade; (7) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

* Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. As a result, the Investment Adviser expects to propose to the Board of Trustees of the Fund that the Board approve a reorganization of the Fund into a newly organized mutual fund advised by an affiliate of Invesco. It is the Investment Adviser’s current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Fund. If approved by the Board, the reorganization would be submitted to the shareholders for their approval.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley High Yield Securities Inc.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
January 21, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 21, 2010